Shareholders’ Equity - Schedule of Share Capital (Details) - Ordinary Shares [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Share Capital [Line Items]
Authorized	49,200,191	49,200,191
Issued and paid	18,743,137	18,720,287
Carrying Value (in Dollars)	$ 865	$ 865